Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	$ 9,149		$ 17,704		$ 14,552
EXPENSES
Brokerage fees (MS&Co.)	958,464		1,345,522		1,909,452
Management fees	346,230		547,886		830,197
Incentive fees	165,296		0		0
Total Expenses	1,469,990		1,893,408		2,739,649
NET INVESTMENT LOSS	(1,460,841)		(1,875,704)		(2,725,097)
Trading profit (loss):
Net realized	444,474		(199,068)		(483,261)
Net change in unrealized	(43,205)		133,331		(1,210,781)
Total Trading Results	974,510		(1,940,726)		(1,694,042)
NET LOSS	(486,331)		(3,816,430)		(4,419,139)
Net Loss Allocation
Limited Partners	(479,900)		(3,769,861)		(4,369,934)
General Partner	(6,431)		(46,569)		(49,205)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (0.18)	[1]	$ (1.06)	[1]	$ (0.94)	[1]
General Partner (in dollars per unit)	$ (0.18)	[1]	$ (1.06)	[1]	$ (0.94)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	2,774,112.516		3,584,790.785		4,606,460.437
KR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	(551,662)		(488,412)		0
Unrealized appreciation (depreciation) on investment	(23,816)		52,939		0
Cambridge Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	1,188,237		(44,139)		0
Unrealized appreciation (depreciation) on investment	(39,518)		123,978		0
FL Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	0		(2,033,985)		0
Unrealized appreciation (depreciation) on investment	0		514,630		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	5,480		9,876		7,327
EXPENSES
Brokerage fees (MS&Co.)	459,184		591,826		764,480
Management fees	133,754		190,827		246,609
Total Expenses	592,938		782,653		1,011,089
NET INVESTMENT LOSS	(587,458)		(772,777)		(1,003,762)
Trading profit (loss):
Net realized	(129,286)		370,013		(1,151,478)
Net change in unrealized	209,601		(248,162)		(339,048)
Total Trading Results	80,315		121,851		(1,490,526)
NET LOSS	(507,143)		(650,926)		(2,494,288)
Net Loss Allocation
Limited Partners	(497,782)		(641,657)		(2,466,376)
General Partner	(9,361)		(9,269)		(27,912)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (0.77)	[1]	$ (0.77)	[1]	$ (2.29)	[1]
General Partner (in dollars per unit)	$ (0.77)	[1]	$ (0.77)	[1]	$ (2.29)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	712,685.559		879,118.270		1,056,873.607
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	78,343		153,597		125,873
EXPENSES
Brokerage fees (MS&Co.)	10,576,864		15,124,033		21,431,854
Management fees	3,176,170		4,610,705		7,263,522
Incentive fees	0		0		2,034,158
Total Expenses	13,753,034		19,734,738		30,729,534
NET INVESTMENT LOSS	(13,674,691)		(19,581,141)		(30,603,661)
Trading profit (loss):
Net realized	1,840,569		(2,747,878)		(23,852,820)
Net change in unrealized	4,101,078		(3,850,545)		(13,401,268)
Total Trading Results	5,941,647		(6,598,423)		(37,254,088)
NET LOSS	(7,733,044)		(26,179,564)		(67,857,749)
Net Loss Allocation
Limited Partners	(7,644,502)		(25,885,258)		(67,138,290)
General Partner	(88,542)		(294,306)		(719,459)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (1.28)	[1]	$ (3.48)	[1]	$ (6.79)	[1]
General Partner (in dollars per unit)	$ (1.28)	[1]	$ (3.48)	[1]	$ (6.79)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,392,736.584		8,177,824.370		10,069,277.824
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	28,668		57,466		53,908
EXPENSES
Brokerage fees (MS&Co.)	3,855,868		5,825,816		9,254,864
Management fees	1,753,124		2,647,299		4,157,245
Incentive fees	0		0		1,238,078
Total Expenses	5,608,992		8,473,115		14,650,187
NET INVESTMENT LOSS	(5,580,324)		(8,415,649)		(14,596,279)
Trading profit (loss):
Net realized	0		0		2,750,625
Net change in unrealized	0		0		(8,555,065)
Total Trading Results	2,879,322		(2,231,528)		(27,988,792)
NET LOSS	(2,701,002)		(10,647,177)		(42,585,071)
Net Loss Allocation
Limited Partners	(2,668,922)		(10,517,888)		(42,124,253)
General Partner	(32,080)		(129,289)		(460,818)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (0.61)	[1]	$ (1.77)	[1]	$ (5.47)	[1]
General Partner (in dollars per unit)	$ (0.61)	[1]	$ (1.77)	[1]	$ (5.47)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,582,116.588		6,273,402.856		7,873,786.813
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading profit (loss):
Realized gain (loss) on investment	559,473		(429,295)		(958,118)
Unrealized appreciation (depreciation) on investment	981,916		(687,951)		(21,346,446)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	5,825		(25,751)		0
Unrealized appreciation (depreciation) on investment	1,092,727		(1,252,834)		240,600
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	22,738		3,838		0
Unrealized appreciation (depreciation) on investment	216,643		160,465		(120,388)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
INVESTMENT INCOME
Interest income (MS&Co. & Morgan Stanley Wealth Management)	69,030		133,904		107,915
EXPENSES
Brokerage fees (MS&Co.)	9,353,028		13,307,993		18,722,379
Management fees	2,127,948		3,384,253		6,205,832
Incentive fees	0		0		94,355
Total Expenses	11,480,976		16,692,246		25,022,566
Mangement fee waived	0		(83,982)		0
Net Expenses	11,480,976		16,608,264		25,022,566
NET INVESTMENT LOSS	(11,411,946)		(16,474,360)		(24,914,651)
Trading profit (loss):
Net realized	7,217,969		(6,219,265)		11,402,800
Net change in unrealized	2,267,134		(9,809,697)		(11,820,187)
Proceeds from Litigation	0		0		10,951
Total Trading Results	9,944,758		(19,787,603)		325,546
NET LOSS	(1,467,188)		(36,261,963)		(24,589,105)
Net Loss Allocation
Limited Partners	(1,451,095)		(35,829,461)		(24,340,924)
General Partner	(16,093)		(432,502)		(248,181)
Net Loss Per Unit
Limited Partners (in dollars per unit)	$ (0.16)	[1]	$ (2.94)	[1]	$ (1.68)	[1]
General Partner (in dollars per unit)	$ (0.16)	[1]	$ (2.94)	[1]	$ (1.68)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	9,350,648.660		12,156,580.269		14,975,570.662
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Investment Fund [Member]
Trading profit (loss):
Realized gain (loss) on investment	396,051		(4,657,167)		167,699
Unrealized appreciation (depreciation) on investment	$ 63,604		$ 898,526		$ 564,283

[1]	Based on change in net asset value per Unit.